DEBT - Convertible Senior Notes (Details) - Convertible Debt - 2026 Notes - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	May 31, 2020
DEBT
Aggregate principal amount		$ 500.0
Debt Conversion, Converted Instrument, Amount	$ 499.6
Redeemed principal balance	$ 0.4
ADS
DEBT
Debt conversion in shares	13